Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 96.2%

BRAZIL — 9.8%
B3 SA — Brasil Bolsa Balcao	27,730,700	$56,517,896
Banco Bradesco SA ADR	19,500,925	51,092,424
MercadoLibre, Inc. *	143,190	188,733,011
Petroleo Brasileiro SA ADR	15,174,265	158,267,584
		454,610,915
CANADA — 0.2%
Valeura Energy, Inc. *	3,982,783	8,663,990

CHILE — 1.0%
Lundin Mining Corp.	7,099,070	48,220,098

CHINA — 30.1%
Alibaba Group Holding Ltd. *	14,555,020	184,346,547
Anker Innovations Technology Co., Ltd., Class A	2,075,600	20,087,648
Baidu, Inc., Class A *	3,242,750	61,097,555
BeiGene Ltd. *	1,718,795	28,608,867
Brilliance China Automotive Holdings Ltd.	50,358,000	22,132,142
China Merchants Bank Co., Ltd., Class H	18,981,000	96,385,900
Contemporary Amperex Technology Co., Ltd., Class A	754,945	44,686,376
Geely Automobile Holdings Ltd.	24,748,000	31,890,833
Haier Smart Home Co., Ltd., Class H	15,752,880	49,326,614
JD.com, Inc., Class A	2,965,285	64,750,549
KE Holdings, Inc. ADR *	359,307	6,769,344
KE Holdings, Inc., Class A *	4,146,424	25,869,224
Kuaishou Technology *	2,462,900	18,938,021
Li Ning Co., Ltd.	4,444,500	34,951,169
Lufax Holding Ltd. ADR	6,343,355	12,940,444
Meituan, Class B *	5,963,590	108,192,737
Midea Group Co., Ltd., Class A	4,463,270	34,924,014
Minth Group Ltd.	12,518,000	37,994,242
Ping An Bank Co., Ltd., Class A	18,637,809	33,962,710
Ping An Insurance Group Co. of China Ltd., Class H	17,113,000	110,707,650
Shenzhou International Group Holdings Ltd.	2,744,100	28,786,059
Silergy Corp.	2,761,000	43,835,259
Tencent Holdings Ltd.	4,240,900	207,249,915
Tencent Music Entertainment Group ADR *	3,258,592	26,981,142
Zai Lab Ltd. *	4,446,930	14,819,767
Zijin Mining Group Co., Ltd., Class H	23,218,000	38,735,982
		1,388,970,710
INDIA — 13.1%
Delhivery Ltd. *	5,907,980	23,855,777
HDFC Life Insurance Co., Ltd.	8,278,362	50,342,251
Housing Development Finance Corp., Ltd.	4,669,834	149,752,560
Piramal Pharma Ltd. *	3,582,826	2,992,609
Reliance Industries Ltd.	6,558,150	186,478,303
Tata Consultancy Services Ltd.	2,177,170	85,340,378
Tech Mahindra Ltd.	5,178,765	69,813,193
UltraTech Cement Ltd.	420,763	39,098,805
		607,673,876
INDONESIA — 2.2%
Bank Rakyat Indonesia Persero Tbk PT	314,391,663	99,615,882

MEXICO — 3.9%
Cemex SAB de CV, Participating Certificate, ADR *	7,708,115	42,625,876
Grupo Financiero Banorte SAB de CV, Class O	9,777,055	82,318,246

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Wal-Mart de Mexico SAB de CV	13,369,650	$53,419,245
		178,363,367
PANAMA — 0.9%
Copa Holdings SA, Class A *	460,065	42,487,003

PERU — 0.8%
Credicorp Ltd.	287,175	38,019,098

POLAND — 1.1%
Allegro.eu SA *	3,717,023	25,379,471
KGHM Polska Miedz SA	897,734	25,498,320
		50,877,791
RUSSIA — 0.0% (a)
Magnit PJSC *(b)	362,537	0
Magnit PJSC GDR Reg S *(b)	2	0
MMC Norilsk Nickel PJSC *(b)	548,127	0
MMC Norilsk Nickel PJSC ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Ozon Holdings PLC ADR *(b)	1,051,835	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SINGAPORE — 1.6%
Sea Ltd. ADR *	838,919	72,608,439

SOUTH AFRICA — 2.6%
FirstRand Ltd.	8,227,356	27,885,793
Naspers Ltd., N Shares	505,416	93,650,739
		121,536,532
SOUTH KOREA — 13.7%
Coupang, Inc. *	3,234,012	51,744,192
Doosan Bobcat, Inc.	919,829	30,936,956
Hyundai Motor Co.	597,409	84,994,928
LG Chem Ltd.	141,859	77,908,117
NAVER Corp.	116,275	18,219,248
Samsung Electronics Co., Ltd.	4,869,522	240,802,546
Samsung SDI Co., Ltd.	134,480	76,389,870
SK Hynix, Inc.	785,428	53,750,732
		634,746,589
TAIWAN — 11.6%
MediaTek, Inc.	2,852,000	73,941,310
Taiwan Semiconductor Manufacturing Co., Ltd.	26,328,310	461,393,671
		535,334,981
THAILAND — 1.4%
PTT Exploration & Production PCL	14,683,500	64,523,993

ZAMBIA — 2.2%
First Quantum Minerals Ltd.	4,421,882	101,655,844

Total Common Stocks
(cost $4,242,989,749)		4,447,909,108

PREFERRED STOCKS — 3.0%

BRAZIL — 1.4%
Petroleo Brasileiro SA ADR 41.71%	4,500,264	41,762,450

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Raizen SA 8.48%	38,778,110	$21,805,012
		63,567,462
SOUTH KOREA — 1.6%
Samsung Electronics Co., Ltd. 2.02%	1,751,618	72,892,891

Total Preferred Stocks
(cost $142,933,058)		136,460,353

TOTAL INVESTMENTS — 99.2%
(cost $4,385,922,807)		$4,584,369,461
Other assets less liabilities — 0.8%		38,035,820
NET ASSETS — 100.0%		$4,622,405,281

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg S	—	Regulation S (“Reg S”) under the Securities Act of 1933, as amended (“1933 Act”), is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in “directed” selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. At March 31, 2023, the net value of these securities was $0 representing 0.0% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,065,196,018	$3,382,713,090	$0	$4,447,909,108
Preferred Stocks**	63,567,462	72,892,891	—	136,460,353
Total	$1,128,763,480	$3,455,605,981	$0	$4,584,369,461

**	Refer to Portfolio of Investments for further detail.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at December 31, 2022	$0
Purchases	—
Sales	—
Realized gain (loss)	—
Change in unrealized gain (loss)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance at March 31, 2023	$0
Change in unrealized gain (loss) related to Investments still held at March 31, 2023.	$—

There were no transfers into or out of Level 3 during the period ended March 31, 2023.

See previously submitted notes to the financial statements for the year ended December 31, 2022.

Portfolio of Investments

March 31, 2023 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. As a result, management made the decision to value several securities at nil and transfer them into Level 3. The impacted securities are as follows:

Magnit PJSC

Magnit PJSC GDR Reg

MMC Norilsk Nickel PJSC

MMC Norilsk Nickel PJSC ADR

Moscow Exchange MICEX-RTS PJSC

Ozon Holdings PLC ADR

Sberbank of Russia PJSC

See previously submitted notes to the financial statements for the year ended December 31, 2022.